Schedule I - Condensed Financial Information of Parent Company (Tables)	12 Months Ended
May 31, 2014
Balances and Transaction with Related Parties

The Group had the following balances and transaction with related parties:

			Amounts due from related parties-non current As of May 31,
	Notes	Relationship	2013	2014
			US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	904	930

			Amounts due from related parties-current As of May 31,		Amounts due to related parties-current As of May 31,
	Notes	Relationship	2013	2014	2013	2014
			US$	US$	US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	361	1,073	13	—
MaxEn	(2)	Joint Venture	2,011	3,043	1,088	4

Total			2,372	4,116	1,101	4

				Rental expense For the year ended May, 31
				2012	2013	2014
				US$	US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO		722	4,276	4,173

				Gain on disposal of subsidiaries For the year ended May, 31
				2012	2013	2014
				US$	US$	US$
MaxEn	(Note 4)	Joint Venture		—	—	3,621

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr.Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2014, the non-current and current amounts due from Metropolis Holding China Limited were US$930 and US$1,073 respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.

(2)	In September, 2012, MaxEn became a joint venture of the Group (Note 13). As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2014, the amount due from MaxEn was US$3,043, which represented MaxEn’s pre-operating expenses of US$1,119 prepaid by the Group and unpaid consideration of US$1,924 for disposal of Boost Caring and North Star (Note 4); the amount due to MaxEn was US$4, which represented miscellaneous payments paid for the Group. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.

Parent Company [Member]
Balances and Transaction with Related Parties

The following represented related party balances as of May 31, 2013 and 2014:

	May 31,
	2013	2014
	US$	US$
Amount due from related parties:
Beijing Judgment	7,257	—
Beijing Hewstone	2,780	—
Beijing Decision	4,232	—
Winner Park	11	11
Smart Shine	8,511	8,511
Elite Concept Holdings Limited	—	7,871
New Oriental China	2,118	2,118

	24,909	18,511

Amount due to related parties:
Elite Concept Holdings Limited	34,747	357

	34,747	357

Condensed Financial Information of Parent Company - Balance Sheets

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2013	2014
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	28,653	15,874
Prepaid expense and other current assets	5,656	8,137
Amounts due from related parties	24,909	18,511

Total current assets	59,218	42,522
Long term investments	3,000	19,662
Investments in subsidiaries and VIE	841,832	976,348

Total assets	904,050	1,038,532

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	12,051	12,417
Amounts due to related parties	34,747	357

Total current liabilities	46,798	12,774

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2013 and 2014; 158,379,387 shares issued as of May 31, 2013 and 2014; 156,695,987 and 157,758,666 shares outstanding as of May 31, 2013 and 2014, respectively)	1,573	1,584
Treasury stock	(17)	(6)
Additional paid-in capital	164,336	174,009
Retained earnings	608,493	784,612
Accumulated other comprehensive income	82,867	65,559

Total shareholders’ equity	857,252	1,025,758

Total liabilities and equity	904,050	1,038,532

Condensed Financial Information of Parent Company - Statements of Operations

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Operating costs and expenses:
General and administrative	24,477	32,208	20,435

Total operating costs and expenses	24,477	32,208	20,435

Operating loss	(24,477)	(32,208)	(20,435)
Other income	147	—	—
Interest income	422	49	1
Equity in earnings of subsidiaries and VIE	156,596	168,428	236,138

Net income	132,688	136,269	215,704

Condensed Financial Information of Parent Company - Statements of Comprehensive Income

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Net income	132,688	136,269	215,704

Other comprehensive income, net of tax
Foreign currency translation adjustment	8,576	27,729	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2012, 2013 and 2014	—	—	586

Other comprehensive income/(loss)	8,576	27,729	(17,308)

Comprehensive income	141,264	163,998	198,396

Condensed Financial Information of Parent Company - Statements of Changes in Equity

Condensed Financial Information of Parent Company Statements of Changes in Equity

(In thousands, except share data)

						Accumulated
			Additional			other	Total
	Common shares		paid-in	Treasury	Retained	comprehensive	shareholders’
	Unrestricted	Amount	capital	stock	earnings	income	equity
	shares	US$	US$	US$	US$	US$	US$
Balance at June 1, 2011	158,379,387	1,540	186,585	—	339,536	46,562	574,223
Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—	—
Share based compensation expense	—	—	24,125	—	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	—	(50,000)
Net income	—	—	—	—	132,688	—	132,688
Foreign currency translation adjustment	—	—	—	—	—	8,576	8,576

Balance at May 31, 2012	158,379,387	1,555	161,485	—	472,224	55,138	690,402

Issuance of ADS shares for the exercises of employee share options	—	7	5,726	—	—	—	5,733
Non-vested equity shares vested	—	11	(11)	—	—	—	—
Share based compensation expense	—	—	27,242	—	—	—	27,242
Dividend declared	—	—	3,010	—	—	—	3,010
Share repurchase	(1,683,400)	—	(33,116)	(17)	—	—	(33,133)
Profit appropriation	—	—	—	—	—	—	—
Net income	—	—	—	—	136,269	—	136,269
Foreign currency translation adjustment	—	—	—	—	—	27,729	27,729

Balance at May 31, 2013	156,695,987	1,573	164,336	(17)	608,493	82,867	857,252

Issuance of ADS shares for the exercises of employee share options	—	11	7,837	—	—	—	7,848
Reissuance of Treasury stock for the exercises of employee share options	1,014,727	—	13,514	10	—	—	13,524
Reissuance of Treasury stock for Non-vested equity shares vested	810,052	—	(8)	8	—	—	—
Share based compensation expense	—	—	20,079	—	—	—	20,079
Dividend declared	—	—	(14,891)	—	(39,585)	—	(54,476)
Share repurchase	(762,100)	—	(16,858)	(7)	—	—	(16,865)
Profit appropriation	—	—	—	—	—	—	—
Net income	—	—	—	—	215,704	—	215,704
Foreign currency translation adjustment	—	—	—	—	—	(17,894)	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	586	586

Balance at May 31, 2014	157,758,666	1,584	174,009	(6)	784,612	65,559	1,025,758

Condensed Financial Information of Parent Company - Statements of Cash Flows

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Cash flows from operating activities:
Net income	132,688	136,269	215,704
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(156,596)	(168,428)	(236,138)
Dividend received from subsidiaries	—	—	83,728
Share-based compensation expense	24,125	27,242	20,079
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(6,412)	(91)	(2,958)
Accrued expenses and other current liabilities	3,117	4,015	4,988
Amounts due from/to related parties	(1,760)	(4,950)	(849)

Net cash provided by (used in) operating activities	(4,838)	(5,943)	84,554

Cash flows from investing activities
Long term investment in Dajie.com	(2,000)	—	—
Long term investment in Alo7.com	(1,000)	—	(2,576)
Long term investment in Tarena	—	—	(13,500)
Loan to related parties	—	(1,630)	—
Repayment from related parties	16,000	—	15,500

Net cash used in investing activities	13,000	(1,630)	(576)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	945	5,733	21,849
Loan from related party	—	43,000	—
Loan repayment to related party	—	—	(42,643)
Cash paid for shares repurchase	—	(28,511)	(21,487)
Cash paid for dividend	—	(46,990)	(54,476)

Net cash used in financing activities	945	(26,768)	(96,757)

Net decrease in cash and cash equivalents	9,107	(34,341)	(12,779)
Cash and cash equivalents, beginning of year	53,887	62,994	28,653

Cash and cash equivalents, end of year	62,994	28,653	15,874